Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket	The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:
Accounts receivable by aging bucket	Balance as of March 31, 2026	Subsequent collection (1)	% of subsequent collection(1)
Overdue but within 1 year	$486,928	$485,652	99.7%
Not yet due	2,344,136	2,331,852	99.5%
Total gross accounts receivable	2,831,064	2,817,504	99.5%
Allowance for credit losses	-	-	-
Accounts receivable	$2,831,064	$2,817,504	99.5%

Accounts receivable by aging bucket	Balance as of March 31, 2025	Subsequent collection (2)	% of subsequent collection(2)
Overdue but within 1 year	$541,427	$541,425	100.0%
Not yet due	1,953,874	1,953,876	100.0%
Total gross accounts receivable	2,495,301	2,495,301	100.0%
Allowance for credit losses	-	-	-
Accounts receivable	$2,495,301	$2,495,301	100.0%

(1)	The amount of subsequent collection is as of July 15, 2026.

(2)	As of May 22, 2026, 100.0% of the balance had been collected.